Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in the carrying amount of goodwill [Abstract]
Beginning balance	¥ 274,567	¥ 302,158
Decrease during the year (note 5)	(81,605)	(27,591)
Goodwill	¥ 192,962	¥ 274,567